UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

GaveKal Knowledge Leaders Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 67.0%
	CONSUMER DISCRETIONARY – 7.7%
34,936	Hasbro, Inc.	$1,880,256
278,618	Kingfisher PLC	1,711,693
50,753	Mattel, Inc.	2,348,341
24,010	NIKE, Inc. - Class B	1,900,151
112,400	Staples, Inc.	1,745,572
25,808	Time Warner, Inc.	1,695,844
20,827	Viacom, Inc. - Class B	1,669,701
63,745	Wolters Kluwer N.V.	1,795,644
		14,747,202

	CONSUMER STAPLES – 8.2%
18,543	Beiersdorf A.G.	1,880,616
18,851	Henkel A.G. & Co. KGaA	1,863,311
190,330	Koninklijke Ahold N.V.	3,462,615
39,831	PepsiCo, Inc.	3,364,126
33,026	Reckitt Benckiser Group PLC	2,649,711
147,600	Shiseido Co., Ltd.	2,529,932
		15,750,311

	HEALTH CARE – 26.2%
51,102	Abbott Laboratories	1,951,585
34,570	Actelion Ltd.	2,877,575
25,188	Becton, Dickinson and Co.	2,735,165
72,316	Bristol-Myers Squibb Co.	3,715,596
21,286	C.R. Bard, Inc.	2,956,200
64,051	CareFusion Corp.*	2,552,432
32,698	Eli Lilly & Co.	1,642,094
30,979	Henry Schein, Inc.*	3,531,606
35,538	Johnson & Johnson	3,364,027
30,070	Lonza Group A.G.	2,797,137
61,415	Medtronic, Inc.	3,520,308
57,399	Pfizer, Inc.	1,821,270
152,731	QIAGEN N.V.*	3,557,850
197,880	Smith & Nephew PLC	2,636,910
61,394	St. Jude Medical, Inc.	3,586,638
46,209	Stryker Corp.	3,438,874
39,384	Zimmer Holdings, Inc.	3,600,091
		50,285,358

	INDUSTRIALS – 6.2%
49,395	Cintas Corp.	2,741,423
45,169	Illinois Tool Works, Inc.	3,594,549
17,160	Northrop Grumman Corp.	1,933,589

GaveKal Knowledge Leaders Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
21,051	Raytheon Co.	$1,866,803
13,884	Siemens A.G.	1,832,699
		11,969,063

	INFORMATION TECHNOLOGY – 17.8%
148,175	Activision Blizzard, Inc.	2,550,092
51,306	Adobe Systems, Inc.*	2,913,155
141,189	Applied Materials, Inc.	2,442,570
83,346	CA, Inc.	2,750,418
138,350	EMC Corp.	3,299,647
2,854	Google, Inc. - Class A*	3,024,070
74,400	Konami Corp.	1,935,715
72,187	Microsoft Corp.	2,752,490
84,775	NetApp, Inc.	3,496,969
199,800	Nexon Co., Ltd.	1,864,874
159,062	NVIDIA Corp.	2,481,367
40,891	Seagate Technology PLC	2,005,294
236,386	Xerox Corp.	2,690,073
		34,206,734

	TELECOMMUNICATION SERVICES – 0.9%
67,996	Vivendi S.A.	1,724,755

	TOTAL COMMON STOCKS (Cost $112,493,703)	128,683,423

Principal Amount

	SHORT-TERM INVESTMENTS – 32.9%
$63,130,831	UMB Money Market Fiduciary, 0.01%1	63,130,831

	TOTAL SHORT-TERM INVESTMENTS (Cost $63,130,831)	63,130,831

	TOTAL INVESTMENTS – 99.9% (Cost $175,624,534)	191,814,254
	Other Assets in Excess of Liabilities – 0.1%	220,915

	TOTAL NET ASSETS – 100.0%	$192,035,169

PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

GaveKal Knowledge Leaders Fund
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

Note 1 – Organization
GaveKal Knowledge Leaders Fund (formerly known as GaveKal Platform Company Fund) (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth.  The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

GaveKal Knowledge Leaders Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2013 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At November 30, 2013, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$175,633,313

Gross unrealized appreciation	$17,503,618
Gross unrealized depreciation	(1,322,677)
Net unrealized appreciation on investments	$16,180,941

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

GaveKal Knowledge Leaders Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
November 30, 2013 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$11,239,865	$3,507,337	$-	$14,747,202
Consumer Staples	3,364,126	12,386,185	-	15,750,311
Health Care	38,415,886	11,869,472	-	50,285,358
Industrials	10,136,364	1,832,699	-	11,969,063
Information Technology	30,406,145	3,800,589	-	34,206,734
Telecommunication Services	-	1,724,755	-	1,724,755
Short-Term Investments	63,130,831	-	-	63,130,831
Total Investments	$156,693,217	$35,121,037	$-	$191,814,254

*
In accordance with procedures established by, and under the general supervision of the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $35,121,037 of investment securities were classified as Level 2 instead of Level 1.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	GaveKal Knowledge Leaders Fund, a series of Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	1/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	1/27/14

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	1/27/14

* Print the name and title of each signing officer under his or her signature.